UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

AUGUST 31, 2013 Annual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents
4 Letter to Shareholders
5 Portfolio Management Review
13 Performance Summaries
23 Investment Portfolios
33 Statements of Assets and Liabilities
37 Statements of Operations
39 Statements of Changes in Net Assets
44 Financial Highlights
63 Notes to Financial Statements
87 Report of Independent Registered Public Accounting Firm
88 Information About Each Fund's Expenses
94 Tax Information
95 Summary of Management Fee Evaluation by Independent Fee Consultant
99 Board Members and Officers
104 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because exchange-traded funds ("ETFs") trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The first half of 2013 brought welcome evidence that the U.S. economic recovery is gaining traction. Consumer confidence reached its highest level since 2007, U.S. stock market indexes marked a series of record highs and the housing market continues its recovery.

According to Asoka Wohrmann, co-chief investment officer for Deutsche Asset & Wealth Management, "The revival of the employment market, good asset performance with rising home and share prices, and an expansive monetary policy gives further growth momentum to the real economy. Accordingly, U.S. economic growth could accelerate in the coming months."

Nevertheless, concerns about the European and emerging-market economies persist. Closer to home, the outlook remains guarded when it comes to the eventual end of government intervention in the bond market and the full effects of reduced government spending on employment.

Where does this leave you? That depends on a variety of factors, including your overall portfolio allocation. Given the uncertainties in today's bond and stock markets, it may be time for a thoughtful evaluation of your strategy.

Talk with a trusted advisor to determine whether any adjustments may be in order, given your specific objectives and risk tolerance. We believe even the most sophisticated investor can benefit from the assistance of a trusted, objective financial professional.

Remember that Deutsche Asset & Wealth Management gives you access to Deutsche Bank's global network of economists, analysts and investment professionals. Insights are always at your fingertips at dws-investments.com.

Best regards,

Robert Kendall
President, DWS Funds

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 13 through 22 for more complete performance information.

During the one-year period ended August 31, 2013, the five funds in the LifeCompass Series outperformed or finished in line with their Morningstar peer group averages:
DWS LifeCompass Retirement Fund S&P Target Date Retirement Income Index Morningstar Retirement Income Funds avg.	4.33% 3.72% 4.35%
DWS LifeCompass 2015 Fund S&P Target Date 2015 Index Morningstar Target Date 2011-2015 Funds avg.	6.74% 7.94% 6.33%
DWS LifeCompass 2020 Fund S&P Target Date 2020 Index Morningstar Target Date 2016-2020 Funds avg.	8.28% 9.73% 7.41%
DWS LifeCompass 2030 Fund S&P Target Date 2030 Index Morningstar Target Date 2026-2030 Funds avg.	11.61% 12.97% 10.84%
DWS LifeCompass 2040 Fund S&P Target Date 2040 Index Morningstar Target Date 2036-2040 Funds avg.	13.84% 14.93% 13.01%

The U.S. stock market performed very well during the past year, returning 19.84% as gauged by the Russell 1000® Index. Stocks were supported by a healthy backdrop of gradually improving economic growth, rising housing prices and high corporate profit margins. In addition, the U.S. Federal Reserve Board (the Fed) continued to provide support for the financial markets via the bond-buying program known as a quantitative easing ("QE"). Together, these factors — along with generally favorable news from overseas — led to a strengthening of investor confidence and a robust, double-digit return for the stock market. Small-cap stocks outperformed large caps, as measured by the 26.27% return of the Russell 2000® Index.

Investment Strategy
Each fund is currently managed using a dynamic asset allocation risk-managed process. The DWS LifeCompass Retirement Fund (the "Retirement Fund") is generally designed for investors who are retired. The DWS LifeCompass 2015, 2020, 2030 and 2040 Funds (the "Target Date Fund(s)") are generally designed for investors who anticipate retiring around one of those dates. Each Target Date Fund's target level of portfolio risk and asset allocation will approach that of the Retirement Fund over time and, upon reaching its stated target year, will be similar to that of the Retirement Fund.

International equities returned 18.66% during the past year, as gauged by the Morgan Stanley Capital International (MSCI) EAFE Index, as gradually improving economic growth led to a steady revival of investor sentiment. The favorable environment was highlighted by the highly accommodative policies of the world's central banks and a stabilization of the debt problems in Europe. Japan's equity market also benefited from rising optimism, as the highly aggressive monetary policy of the Bank of Japan helped reignite investors' appetite for risk.

While developed-market stocks performed well, the emerging markets lagged, based on the 0.54% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The asset class was pressured by falling commodity prices, uncertainty about the health of China's economy and slowing growth in key markets such as Brazil and China.

Bonds started the period on a strong note, but a late collapse caused the asset class to finish with a negative total return. Through early May, bond prices were buoyed by the combination of slow economic growth, low inflation and the continued support provided by the Fed's quantitative easing program. (Bond prices and yields move in opposite directions.) Aside from a brief spike in March, the 10-year Treasury note largely traded in a range between 1.6% and 1.9% from the beginning of the period through the end of April. This benign environment abruptly changed in May, however, when Fed Chairman Ben Bernanke suggested that the Fed may reduce the pace of monthly bond buying and thus taper quantitative easing (QE) before year end. Bonds sold off sharply on the news, causing yields to spike from 1.63% on May 2, 2013 to 2.75% by the end of the period and leading to weakness in inflation-protected securities and investment-grade corporate bonds. The Barclays U.S. Aggregate Bond Index, a measure of performance for domestic, investment-grade bonds, closed the annual period with a return of -2.47%.

"The DWS LifeCompass Funds are structured to meet the needs of investors with a wide range of time horizons."

The LifeCompass Funds are invested in a mix of stocks (both domestic and international), bonds and alternative investments. The funds' target weightings in stocks are typically higher for the longer-dated funds and typically lower for those closest to maturity. Given the strong outperformance of stocks relative to bonds in the past year, the returns of the five funds in the series increased in tandem with the length of time until their maturity.

Fund Performance

On July 8, 2013, the funds' management team changed. The funds are now managed by Deutsche Investment Management Americas Inc. ("DIMA") using a dynamic asset allocation risk-managed process. DIMA has also engaged Hewitt EnnisKnupp, Inc. ("Hewitt"), an investment consulting firm with a global reach, to provide DIMA with a model asset allocation for each fund that is based on asset classes selected by DIMA, including equities, fixed income and alternative asset classes. Hewitt has also been engaged to provide DIMA with a risk (i.e., volatility) target for each fund. DIMA may or may not utilize the risk target or model asset allocation provided by Hewitt as an input in setting a fund's target level of portfolio risk or actual asset allocation. Hewitt does not have advisory authority with regard to any fund and does not effect any portfolio transactions for any fund. DIMA, not the funds, pays Hewitt.

During the past year ended August 31, 2013, the largest contribution to the funds' performance came from their positions in domestic equity funds, particularly those invested in small-cap stocks. Their allocation to developed-market international funds also added value, while their allocation to emerging-markets funds detracted. The funds' allocation to bonds also had a negative impact on performance given the weak performance of the fixed-income markets, but we believe bonds remain essential for diversification, income and overall portfolio stability. On the plus side, the funds' allocation to high yield bonds added value given the outperformance of the asset class relative to the bond market as a whole.

Outlook and Positioning

The global markets currently face a broad range of cross-currents. On the one hand, improving economic growth and favorable central bank policies in Europe and Japan are providing a tailwind for financial assets. On the other hand, the fate of the the Fed's monetary policy is dependent on incoming data, which raises the importance of individual economic reports and creates a new level of ambiguity for the markets. In an environment characterized by both risks and opportunities, we believe the funds' diversified, actively managed approach can add value.

The DWS LifeCompass Funds are structured to meet the needs of investors with a wide range of time horizons. With five funds in the series, this group of funds may be appropriate for a variety of investors, ranging from those who are retired and in need of current income to those with many years to invest for the future.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

• Portfolio Manager for the Quantitative Group: New York.

• Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Louis Cucciniello, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Global Co-Head of Retirement and Hybrid Products and Member of Alternatives and Fund Solutions Executive Committee, joined Deutsche Asset & Wealth Management in 2013.

• Formerly Global Head of Multi-Asset Trading at Deutsche Bank London.

• Joined Deutsche Bank in 2006 with 13 years of industry experience; previously served as Head of FX Options, Trading and Sales for non-Japan Asia at JP Morgan Singapore, as an Emerging Markets and Commodities Trader and as an Analyst in the Market Risk Management Group at JP Morgan NY.

• BS in Engineering Physics, Cornell University and MBA, University of Chicago.

Darwei Kung, Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

• Portfolio Manager: New York.

• BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The S&P® Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

The S&P® Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

The S&P® Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

The S&P® Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

The S&P® Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Morgan Stanley Capital International (MSCI) EAFE Index tracks the performance of stocks in select developed markets outside of the United States. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index tracks the performance of stocks in select emerging markets. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities. Index returns do not reflect fees or expenses and it is not possible to invest directly in an index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

The Morningstar Retirement Income Funds category includes funds that invest in a mix of stocks, bonds and cash tailored to investors already in or entering retirement. These funds tend to be managed using a more conservative asset-allocation strategy and aim to provide investors with steady income throughout retirement.

The Morningstar Target Date Funds categories include funds that provide diversified exposure to stocks, bonds and cash for those investors who have a specific date in mind (such as the years 2011-2015, 2016-2020, 2026-2030, and 2036-2040) for retirement. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Management adjusts the allocation among asset classes to more conservative mixes as the target date approaches, following a preset glide path.

Quantitative easing is a government monetary policy often used when interest rates are at or near zero. With this policy government securities are purchased from the market, causing the price of the securities purchased to rise and the yield or interest rates on the securities purchased to fall. In doing so, it means having to pay lower interest rates on new bonds issued to replace existing bonds that have matured. With lower borrowing costs, the central banks hope consumers will be encouraged to spend more, thus helping the overall economy, and improving the balance sheets for the companies providing the goods and services on which consumers are spending their money.

Diversification neither assures a profit nor guarantees against a loss.

An exchange-traded fund (ETF) is a security that tracks an index, or asset like an index fund, but trades like a stock on an exchange.

Performance Summaries August 31, 2013 (Unaudited)

DWS LifeCompass Retirement Fund
Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	4.33%	3.28%	4.12%
Adjusted for the Maximum Sales Charge (max 5.75% load)	-1.67%	2.06%	3.50%
S&P® Target Date Retirement Income Index†	3.72%	4.46%	5.02%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	3.55%	2.50%	3.34%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	0.55%	2.32%	3.34%
S&P® Target Date Retirement Income Index†	3.72%	4.46%	5.02%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	3.55%	2.49%	3.35%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.55%	2.49%	3.35%
S&P® Target Date Retirement Income Index†	3.72%	4.46%	5.02%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
No Sales Charges	4.59%	3.53%	4.37%
S&P® Target Date Retirement Income Index†	3.72%	4.46%	5.02%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

DWS LifeCompass Retirement Fund

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.34%, 2.08%, 2.03% and 1.05% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/13	$11.84	$11.84	$11.83	$11.83
8/31/12	$11.58	$11.58	$11.57	$11.57
Distribution Information as of 8/31/13
Income Dividends, Twelve Months	$.24	$.15	$.15	$.27

DWS LifeCompass 2015 Fund
Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	6.74%	3.29%	4.45%
Adjusted for the Maximum Sales Charge (max 5.75% load)	0.61%	2.08%	3.84%
S&P Target Date 2015 Index†	7.94%	5.30%	6.14%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	5.86%	2.50%	3.66%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	2.86%	2.32%	3.66%
S&P Target Date 2015 Index†	7.94%	5.30%	6.14%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	5.86%	2.52%	3.68%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.86%	2.52%	3.68%
S&P Target Date 2015 Index†	7.94%	5.30%	6.14%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
No Sales Charges	6.92%	3.54%	4.71%
S&P Target Date 2015 Index†	7.94%	5.30%	6.14%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.28%, 2.16%, 2.00% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass 2015 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/13	$11.66	$11.64	$11.64	$11.64
8/31/12	$11.14	$11.13	$11.13	$11.13
Distribution Information as of 8/31/13
Income Dividends, Twelve Months	$.23	$.14	$.14	$.25

DWS LifeCompass 2020 Fund
Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	8.28%	3.43%	5.03%
Adjusted for the Maximum Sales Charge (max 5.75% load)	2.05%	2.21%	4.41%
S&P Target Date 2020 Index†	9.73%	5.54%	6.46%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	7.55%	2.69%	4.26%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	4.55%	2.51%	4.26%
S&P Target Date 2020 Index†	9.73%	5.54%	6.46%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	7.52%	2.66%	4.26%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	7.52%	2.66%	4.26%
S&P Target Date 2020 Index†	9.73%	5.54%	6.46%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/13
No Sales Charges	8.62%	3.69%	5.30%
S&P Target Date 2020 Index†	9.73%	5.54%	6.46%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.27%, 1.87%, 1.97% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass 2020 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/13	$14.34	$14.22	$14.22	$14.37
8/31/12	$13.50	$13.39	$13.38	$13.52
Distribution Information as of 8/31/13
Income Dividends, Twelve Months	$.26	$.17	$.16	$.30

DWS LifeCompass 2030 Fund
Class A	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	11.61%	3.64%	4.30%
Adjusted for the Maximum Sales Charge (max 5.75% load)	5.19%	2.42%	3.60%
S&P Target Date 2030 Index†	12.97%	5.73%	5.94%
Class B	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	10.90%	2.90%	3.54%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	7.90%	2.72%	3.54%
S&P Target Date 2030 Index†	12.97%	5.73%	5.94%
Class C	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	10.80%	2.87%	3.53%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.80%	2.87%	3.53%
S&P Target Date 2030 Index†	12.97%	5.73%	5.94%
Class S	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
No Sales Charges	11.99%	3.92%	4.57%
S&P Target Date 2030 Index†	12.97%	5.73%	5.94%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.48%, 2.23%, 2.16% and 1.23% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass 2030 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. The performance shown for each index is for the time period of October 31, 2004 through August 31, 2013, which is based on the performance period of the life of the Fund.

† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/13	$10.66	$10.63	$10.62	$10.68
8/31/12	$9.71	$9.67	$9.67	$9.72
Distribution Information as of 8/31/13
Income Dividends, Twelve Months	$.16	$.09	$.09	$.19

DWS LifeCompass 2040 Fund
Class A	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	13.84%	3.45%	1.26%
Adjusted for the Maximum Sales Charge (max 5.75% load)	7.29%	2.23%	0.23%
S&P Target Date 2040 Index†	14.93%	5.75%	2.71%
Class C	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
Unadjusted for Sales Charge	12.88%	2.63%	0.51%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.88%	2.63%	0.51%
S&P Target Date 2040 Index†	14.93%	5.75%	2.71%
Class S	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/13
No Sales Charges	13.96%	3.73%	1.52%
S&P Target Date 2040 Index†	14.93%	5.75%	2.71%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.62%, 2.44% and 1.37% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through August 31, 2013, which is based on the performance period of the life of the Fund.

† The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

	Class A	Class C	Class S
Net Asset Value
8/31/13	$9.20	$9.16	$9.22
8/31/12	$8.26	$8.23	$8.29
Distribution Information as of 8/31/13
Income Dividends, Twelve Months	$.12	$.06	$.14
Capital Gain Distributions	$.06	$.06	$.06

Investment Portfolios as of August 31, 2013

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 34.6%
DWS Capital Growth Fund "Institutional" (a)	20,303	1,373,306
DWS Core Equity Fund "Institutional" (a)	242,947	5,206,345
DWS EAFE Equity Index Fund "Institutional" (a)	303,584	4,001,232
DWS Emerging Markets Equity Fund "Institutional" (a)	74,427	1,114,914
DWS Equity 500 Index Fund "Institutional" (a)	51,553	9,555,418
DWS Global Equity Fund "Institutional" (a)	82,704	601,261
DWS International Fund "Institutional" (a)	14,780	671,161
DWS Mid Cap Value Fund "Institutional" (a)	13,050	187,261
DWS Small Cap Core Fund "S" (a)	100,556	2,354,005
Total Equity — Equity Funds (Cost $20,950,943)		25,064,903

Equity — Exchange-Traded Fund 1.2%
SPDR Barclays Convertible Securities Fund (Cost $707,173)	19,138	843,986

Fixed Income — Bond Funds 62.5%
DWS Core Fixed Income Fund "Institutional" (a)	1,678,612	16,198,603
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	247,301	766,633
DWS Enhanced Global Bond Fund "S" (a)	197,468	1,893,718
DWS Floating Rate Fund "Institutional" (a)	80,697	760,975
DWS Global High Income Fund "Institutional" (a)	109,509	763,277
DWS Global Inflation Fund "Institutional" (a)	378,903	3,743,563
DWS High Income Fund "Institutional" (a)	393,056	1,918,113
DWS Short Duration Fund "S" (a)	287,756	2,647,359
DWS U.S. Bond Index Fund "Institutional" (a)	1,593,489	16,492,615
Total Fixed Income — Bond Funds (Cost $47,425,343)		45,184,856

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $730,595)	76,465	746,294

Fixed Income — Money Market Fund 0.8%
Central Cash Management Fund, 0.05% (a) (b) (Cost $566,090)	566,090	566,090

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,380,144)†	100.1	72,406,129
Other Assets and Liabilities, Net	(0.1)	(40,210)
Net Assets	100.0	72,365,919

* Non-income producing security.

† The cost for federal income tax purposes was $70,870,468. At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $1,535,661. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,410,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,875,057.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $22,694,418 and $35,283,801, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $4,047,882, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$25,064,903	$—	$—	$25,064,903
Exchange-Traded Fund	843,986	—	—	843,986
Bond Funds	45,184,856	—	—	45,184,856
Market Neutral Fund	746,294	—	—	746,294
Money Market Fund	566,090	—	—	566,090
Total	$72,406,129	$—	$—	$72,406,129

There have been no transfers between fair value measurement levels during the year ended August 31, 2013.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 45.8%
DWS Capital Growth Fund "Institutional" (a)	46,206	3,125,344
DWS Core Equity Fund "Institutional" (a)	364,254	7,805,972
DWS EAFE Equity Index Fund "Institutional" (a)	646,188	8,516,758
DWS Emerging Markets Equity Fund "Institutional" (a)	127,090	1,903,807
DWS Equity 500 Index Fund "Institutional" (a)	82,154	15,227,214
DWS Global Equity Fund "Institutional" (a)	101,999	741,531
DWS International Fund "Institutional" (a)	17,995	817,151
DWS Small Cap Core Fund "S" (a)	129,676	3,035,724
DWS World Dividend Fund "Institutional" (a)	43,885	1,161,188
Total Equity — Equity Funds (Cost $34,056,713)		42,334,689

Equity — Exchange-Traded Fund 1.7%
SPDR Barclays Convertible Securities Fund (Cost $1,378,793)	36,781	1,622,042

Fixed Income — Bond Funds 49.2%
DWS Core Fixed Income Fund "Institutional" (a)	1,684,790	16,258,228
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	161,078	499,342
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	95,833	981,335
DWS Enhanced Global Bond Fund "S" (a)	193,511	1,855,771
DWS Floating Rate Fund "Institutional" (a)	106,157	1,001,062
DWS Global High Income Fund "Institutional" (a)	142,969	996,497
DWS Global Inflation Fund "Institutional" (a)	257,615	2,545,232
DWS High Income Fund "Institutional" (a)	411,794	2,009,553
DWS Short Duration Fund "S" (a)	281,893	2,593,412
DWS U.S. Bond Index Fund "Institutional" (a)	1,618,030	16,746,608
Total Fixed Income — Bond Funds (Cost $46,775,839)		45,487,040

Fixed Income — Exchange-Traded Fund 1.0%
WisdomTree Emerging Markets Local Debt Fund (Cost $980,251)	19,674	894,183

Market Neutral Fund 1.3%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,194,025)	124,959	1,219,603

Fixed Income — Money Market Fund 2.1%
Central Cash Management Fund, 0.05% (a) (b) (Cost $1,931,573)	1,931,573	1,931,573

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,317,194)†	101.1	93,489,130
Other Assets and Liabilities, Net	(1.1)	(995,475)
Net Assets	100.0	92,493,655

* Non-income producing security.

† The cost for federal income tax purposes was $87,254,400. At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,234,730. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,687,787 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,453,057.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $35,649,407 and $78,839,020, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $971,082 and $13,198,855, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$42,334,689	$—	$—	$42,334,689
Exchange-Traded Funds (c)	2,516,225	—	—	2,516,225
Bond Funds	45,487,040	—	—	45,487,040
Market Neutral Fund	1,219,603	—	—	1,219,603
Money Market Fund	1,931,573	—	—	1,931,573
Total	$93,489,130	$—	$—	$93,489,130

There have been no transfers between fair value measurement levels during the year ended August 31, 2013.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 55.9%
DWS Capital Growth Fund "Institutional" (a)	67,743	4,582,122
DWS Core Equity Fund "Institutional" (a)	928,451	19,896,696
DWS EAFE Equity Index Fund "Institutional" (a)	1,212,145	15,976,072
DWS Emerging Markets Equity Fund "Institutional" (a)	346,160	5,185,471
DWS Equity 500 Index Fund "Institutional" (a)	173,831	32,219,540
DWS Global Equity Fund "Institutional" (a)	610,375	4,437,427
DWS Global Growth Fund "Institutional" (a)	67,070	1,714,980
DWS International Fund "Institutional" (a)	43,672	1,983,163
DWS Large Cap Focus Growth Fund "Institutional" (a)	16,692	611,440
DWS Large Cap Value Fund "Institutional" (a)	104,786	2,219,378
DWS Small Cap Core Fund "S" (a)	296,589	6,943,154
DWS Technology Fund "Institutional"* (a)	58,068	982,509
Total Equity — Equity Funds (Cost $81,372,394)		96,751,952

Equity — Exchange-Traded Fund 2.2%
SPDR Barclays Convertible Securities Fund (Cost $3,279,717)	86,670	3,822,147

Fixed Income — Bond Funds 37.6%
DWS Core Fixed Income Fund "Institutional" (a)	1,995,424	19,255,841
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	583,672	1,809,383
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	169,169	1,732,292
DWS Enhanced Global Bond Fund "S" (a)	369,141	3,540,062
DWS Floating Rate Fund "Institutional" (a)	190,139	1,793,006
DWS Global High Income Fund "Institutional" (a)	258,396	1,801,017
DWS Global Inflation Fund "Institutional" (a)	575,723	5,688,144
DWS High Income Fund "Institutional" (a)	462,580	2,257,390
DWS Short Duration Fund "S" (a)	537,724	4,947,064
DWS U.S. Bond Index Fund "Institutional" (a)	2,145,322	22,204,079
Total Fixed Income — Bond Funds (Cost $67,398,321)		65,028,278

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,724,165)	180,367	1,760,386

Fixed Income — Money Market Fund 3.5%
Central Cash Management Fund, 0.05% (a) (b) (Cost $6,092,349)	6,092,349	6,092,349

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $159,866,946)†	100.2	173,455,112
Other Assets and Liabilities, Net	(0.2)	(315,321)
Net Assets	100.0	173,139,791

* Non-income producing security.

† The cost for federal income tax purposes was $161,122,320. At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $12,332,792. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,288,782 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,955,990.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $60,407,719 and $87,739,116, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $601,004 and $18,537,456, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$96,751,952	$—	$—	$96,751,952
Exchange-Traded Fund	3,822,147	—	—	3,822,147
Bond Funds	65,028,278	—	—	65,028,278
Market Neutral Fund	1,760,386	—	—	1,760,386
Money Market Fund	6,092,349	—	—	6,092,349
Total	$173,455,112	$—	$—	$173,455,112

There have been no transfers between fair value measurement levels during the year ended August 31, 2013.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 73.6%
DWS Capital Growth Fund "Institutional" (a)	43,091	2,914,689
DWS Core Equity Fund "Institutional" (a)	399,526	8,561,845
DWS EAFE Equity Index Fund "Institutional" (a)	591,331	7,793,736
DWS Emerging Markets Equity Fund "Institutional" (a)	147,216	2,205,302
DWS Equity 500 Index Fund "Institutional" (a)	82,870	15,359,958
DWS Global Equity Fund "Institutional" (a)	185,826	1,350,954
DWS International Fund "Institutional" (a)	16,600	753,810
DWS Large Cap Value Fund "Institutional" (a)	88,191	1,867,876
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	85,652	677,506
DWS Small Cap Core Fund "S" (a)	134,312	3,144,241
DWS Technology Fund "Institutional"* (a)	28,120	475,797
DWS World Dividend Fund "Institutional" (a)	47,442	1,255,322
Total Equity — Equity Funds (Cost $39,185,053)		46,361,036

Equity — Exchange-Traded Fund 2.2%
SPDR Barclays Convertible Securities Fund (Cost $1,237,523)	31,660	1,396,206

Fixed Income — Bond Funds 21.7%
DWS Core Fixed Income Fund "Institutional" (a)	484,784	4,678,161
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	212,623	659,130
DWS Enhanced Global Bond Fund "S" (a)	74,065	710,286
DWS Global Inflation Fund "Institutional" (a)	64,247	634,755
DWS High Income Fund "Institutional" (a)	201,664	984,122
DWS Short Duration Fund "S" (a)	107,936	993,009
DWS U.S. Bond Index Fund "Institutional" (a)	485,558	5,025,530
Total Fixed Income — Bond Funds (Cost $14,271,726)		13,684,993

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $626,268)	65,606	640,313

Fixed Income — Money Market Fund 2.6%
Central Cash Management Fund, 0.05% (a) (b) (Cost $1,621,205)	1,621,205	1,621,205

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $56,941,775)†	101.1	63,703,753
Other Assets and Liabilities, Net	(1.1)	(663,644)
Net Assets	100.0	63,040,109

* Non-income producing security.

† The cost for federal income tax purposes was $57,397,623. At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,306,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,711,518 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,405,388.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $27,035,568 and $30,954,353, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $595,842 and $7,542,849, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	total

Equity Funds	$46,361,036	$—	$—	$46,361,036
Exchange-Traded Fund	1,396,206	—	—	1,396,206
Bond Funds	13,684,993	—	—	13,684,993
Market Neutral Fund	640,313	—	—	640,313
Money Market Fund	1,621,205	—	—	1,621,205
Total	$63,703,753	$—	$—	$63,703,753

There have been no transfers between fair value measurement levels during the year ended August 31, 2013.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 82.6%
DWS Capital Growth Fund "Institutional" (a)	26,861	1,816,886
DWS Core Equity Fund "Institutional" (a)	199,259	4,270,118
DWS EAFE Equity Index Fund "Institutional" (a)	323,603	4,265,093
DWS Emerging Markets Equity Fund "Institutional" (a)	96,985	1,452,842
DWS Equity 500 Index Fund "Institutional" (a)	39,776	7,372,518
DWS Global Equity Fund "Institutional" (a)	96,957	704,877
DWS Global Growth Fund "Institutional" (a)	8,988	229,811
DWS International Fund "Institutional" (a)	11,664	529,652
DWS Large Cap Value Fund "Institutional" (a)	65,416	1,385,513
DWS Small Cap Core Fund "S" (a)	81,214	1,901,226
DWS Technology Fund "Institutional"* (a)	13,498	228,393
DWS World Dividend Fund "Institutional" (a)	44,564	1,179,151
Total Equity — Equity Funds (Cost $20,057,064)		25,336,080

Equity — Exchange-Traded Fund 2.4%
SPDR Barclays Convertible Securities Fund (Cost $637,329)	16,434	724,739

Fixed Income — Bond Funds 10.3%
DWS Core Fixed Income Fund "Institutional" (a)	55,031	531,045
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	103,899	322,086
DWS Enhanced Global Bond Fund "S" (a)	23,027	220,825
DWS Global Inflation Fund "Institutional" (a)	31,874	314,918
DWS High Income Fund "Institutional" (a)	66,958	326,753
DWS Short Duration Fund "S" (a)	33,553	308,692
DWS U.S. Bond Index Fund "Institutional" (a)	109,772	1,136,140
Total Fixed Income — Bond Funds (Cost $3,300,036)		3,160,459

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $309,141)	32,398	316,201

Fixed Income — Money Market Fund 5.6%
Central Cash Management Fund, 0.05% (a) (b) (Cost $1,727,399)	1,727,399	1,727,399

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $26,030,969)†	101.9	31,264,878
Other Assets and Liabilities, Net	(1.9)	(571,882)
Net Assets	100.0	30,692,996

* Non-income producing.

† The cost for federal income tax purposes was $26,300,121. At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $4,964,757. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,443,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $478,770.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $16,227,501 and $26,329,084, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $365,598 and $4,148,320, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$25,336,080	$—	$—	$25,336,080
Exchange-Traded Fund	724,739	—	—	724,739
Bond Funds	3,160,459	—	—	3,160,459
Market Neutral Fund	316,201	—	—	316,201
Money Market Fund	1,727,399	—	—	1,727,399
Total	$31,264,878	$—	$—	$31,264,878

There have been no transfers between fair value measurement levels during the year ended August 31, 2013.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of August 31, 2013
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $69,672,971, $83,958,150 and $156,587,229)	$71,562,143	$90,972,905	$169,632,965
Investments in non-affiliated Underlying Funds, at value (cost $707,173, $2,359,044 and $3,279,717)	843,986	2,516,225	3,822,147
Total investments in securities, at value (cost $70,380,144, $86,317,194 and $159,866,946)	72,406,129	93,489,130	173,455,112
Receivable for Fund shares sold	187,011	8,408	341,088
Dividends receivable	24,878	27,571	29,834
Interest receivable	31	86	268
Due from Advisor	5,590	5,724	4,828
Other assets	9,821	10,231	9,682
Total assets	72,633,460	93,541,150	173,840,812
Liabilities
Payable for Fund shares redeemed	169,810	910,059	541,674
Accrued Trustees' fees	1,666	3,139	3,016
Other accrued expenses and payables	96,065	134,297	156,331
Total liabilities	267,541	1,047,495	701,021
Net assets, at value	$72,365,919	$92,493,655	$173,139,791
Net Assets Consist of
Undistributed net investment income	689,466	750,631	3,133,771
Net unrealized appreciation (depreciation) on investments	2,025,985	7,171,936	13,588,166
Accumulated net realized gain (loss)	(12,456,493)	(40,073,489)	(27,256,734)
Paid-in capital	82,106,961	124,644,577	183,674,588
Net assets, at value	$72,365,919	$92,493,655	$173,139,791

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2013 (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$22,940,599	$44,435,165	$71,957,713
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,937,868	3,812,082	5,016,390
Net Asset Value and redemption price per share	$11.84	$11.66	$14.34
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$12.56	$12.37	$15.21
Class B Net assets applicable to shares outstanding	$239,595	$724,966	$1,450,551
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	20,240	62,259	102,032
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.84	$11.64	$14.22
Class C Net assets applicable to shares outstanding	$4,487,906	$9,630,452	$12,901,357
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	379,391	827,367	907,389
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.83	$11.64	$14.22
Class S Net assets applicable to shares outstanding	$44,697,819	$37,703,072	$86,830,170
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,776,939	3,238,441	6,042,772
Net Asset Value, offering and redemption price per share	$11.83	$11.64	$14.37

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2013 (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $55,704,252 and $25,393,640)	$62,307,547	$30,540,139
Investments in non-affiliated Underlying Funds, at value (cost $1,237,523 and $637,329)	1,396,206	724,739
Total investments in securities, at value (cost $56,941,775 and $26,030,969)	63,703,753	31,264,878
Receivable for Fund shares sold	14,360	29,745
Dividends receivable	2,685	991
Interest receivable	75	72
Due from Advisor	10,351	11,295
Other assets	3,839	4,582
Total assets	63,735,063	31,311,563
Liabilities
Payable for Fund shares redeemed	598,946	547,581
Accrued Trustees' fees	1,502	843
Other accrued expenses and payables	94,506	70,143
Total liabilities	694,954	618,567
Net assets, at value	$63,040,109	$30,692,996
Net Assets Consist of
Undistributed net investment income	604,798	206,866
Net unrealized appreciation (depreciation) on investments	6,761,978	5,233,909
Accumulated net realized gain (loss)	155,144	2,775,441
Paid-in capital	55,518,189	22,476,780
Net assets, at value	$63,040,109	$30,692,996

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2013 (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$39,736,259	$18,393,173
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,726,019	1,998,613
Net Asset Value and redemption price per share	$10.66	$9.20
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$11.31	$9.76
Class B Net assets applicable to shares outstanding	$509,954	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	47,987	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$10.63	—
Class C Net assets applicable to shares outstanding	$4,630,071	$287,938
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	435,938	31,437
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$10.62	$9.16
Class S Net assets applicable to shares outstanding	$18,163,825	$12,011,885
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,701,435	1,302,470
Net Asset Value, offering and redemption price per share	$10.68	$9.22

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the year ended August 31, 2013
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$2,016,979	$2,827,689	$4,224,477
Dividends	67,448	279,864	392,657
Total income	2,084,427	3,107,553	4,617,134
Expenses: Administration fee	81,505	120,011	191,348
Services to shareholders	131,554	240,588	423,711
Distribution and service fees	116,081	240,957	340,299
Custodian fee	14,449	16,076	14,620
Audit and tax fees	45,474	45,389	47,038
Legal fees	18,345	19,382	18,845
Reports to shareholders	28,793	26,219	40,300
Registration fees	50,208	49,493	50,132
Trustees' fees and expenses	4,026	6,229	9,695
Other	5,063	6,948	7,236
Total expenses before expense reductions	495,498	771,292	1,143,224
Expense reductions	(194,780)	(260,925)	(375,000)
Total expenses after expense reductions	300,718	510,367	768,224
Net investment income	1,783,709	2,597,186	3,848,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	837,408	1,938,739	3,596,724
Sale of non-affiliated Underlying Funds	223,257	400,156	1,091,119
Capital gain distributions from affiliated Underlying Funds	565,701	678,842	876,842
Capital gain distributions from non-affiliated Underlying Funds	—	3,961	—
	1,626,366	3,021,698	5,564,685
Change in net unrealized appreciation (depreciation) on investments	324,400	3,028,312	6,456,533
Net gain (loss)	1,950,766	6,050,010	12,021,218
Net increase (decrease) in net assets resulting from operations	$3,734,475	$8,647,196	$15,870,128

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2013 (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$1,453,097	$803,514
Dividends	130,434	70,247
Total income	1,583,531	873,761
Expenses: Administration fee	68,415	38,180
Services to shareholders	160,186	100,306
Distribution and service fees	156,144	55,132
Custodian fee	11,574	11,092
Audit and tax fees	45,763	47,174
Legal fees	16,834	16,236
Reports to shareholders	28,922	18,604
Registration fees	49,193	37,036
Trustees' fees and expenses	4,358	2,705
Other	5,566	3,975
Total expenses before expense reductions	546,955	330,440
Expense reductions	(237,674)	(190,306)
Total expenses after expense reductions	309,281	140,134
Net investment income	1,274,250	733,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	3,290,411	2,628,382
Sale of non-affiliated Underlying Funds	653,991	407,077
Capital gain distributions from affiliated Underlying Funds	204,736	65,192
	4,149,138	3,100,651
Change in net unrealized appreciation (depreciation) on investments	2,247,623	1,237,864
Net gain (loss)	6,396,761	4,338,515
Net increase (decrease) in net assets resulting from operations	$7,671,011	$5,072,142

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2013	2012
Operations: Net investment income	$1,783,709	$1,796,658
Net realized gain (loss)	1,626,366	3,126,882
Change in net unrealized appreciation (depreciation)	324,400	680,690
Net increase (decrease) in net assets resulting from operations	3,734,475	5,604,230
Distributions to shareholders from: Net investment income: Class A	(531,042)	(489,850)
Class B	(5,786)	(12,122)
Class C	(60,155)	(67,176)
Class S	(1,135,083)	(1,209,417)
Total distributions	(1,732,066)	(1,778,565)
Fund share transactions: Proceeds from shares sold	7,255,554	21,387,872
Reinvestment of distributions	1,629,194	1,669,497
Payments for shares redeemed	(26,324,212)	(27,513,642)
Net increase (decrease) in net assets from Fund share transactions	(17,439,464)	(4,456,273)
Increase (decrease) in net assets	(15,437,055)	(630,608)
Net assets at beginning of period	87,802,974	88,433,582
Net assets at end of period (including undistributed net investment income of $689,466 and $536,594, respectively)	$72,365,919	$87,802,974

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2013	2012
Operations: Net investment income	$2,597,186	$2,709,901
Net realized gain (loss)	3,021,698	7,130,138
Change in net unrealized appreciation (depreciation)	3,028,312	667,092
Net increase (decrease) in net assets resulting from operations	8,647,196	10,507,131
Distributions to shareholders from: Net investment income: Class A	(1,013,306)	(1,197,809)
Class B	(13,224)	(27,607)
Class C	(124,673)	(146,265)
Class S	(1,252,690)	(1,581,986)
Total distributions	(2,403,893)	(2,953,667)
Fund share transactions: Proceeds from shares sold	11,680,242	21,387,569
Reinvestment of distributions	2,352,615	2,895,880
Payments for shares redeemed	(69,746,965)	(38,894,054)
Net increase (decrease) in net assets from Fund share transactions	(55,714,108)	(14,610,605)
Increase (decrease) in net assets	(49,470,805)	(7,057,141)
Net assets at beginning of period	141,964,460	149,021,601
Net assets at end of period (including undistributed net investment income of $750,631 and $456,024, respectively)	$92,493,655	$141,964,460

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2013	2012
Operations: Net investment income	$3,848,910	$3,635,541
Net realized gain (loss)	5,564,685	9,350,944
Change in net unrealized appreciation (depreciation)	6,456,533	2,743,520
Net increase (decrease) in net assets resulting from operations	15,870,128	15,730,005
Distributions to shareholders from: Net investment income: Class A	(1,459,194)	(1,502,293)
Class B	(28,814)	(45,397)
Class C	(154,707)	(169,327)
Class S	(2,258,510)	(2,284,134)
Total distributions	(3,901,225)	(4,001,151)
Fund share transactions: Proceeds from shares sold	22,018,173	47,424,798
Reinvestment of distributions	3,814,271	3,911,051
Payments for shares redeemed	(66,386,724)	(68,411,756)
Net increase (decrease) in net assets from Fund share transactions	(40,554,280)	(17,075,907)
Increase (decrease) in net assets	(28,585,377)	(5,347,053)
Net assets at beginning of period	201,725,168	207,072,221
Net assets at end of period (including undistributed net investment income of $3,133,771 and $3,080,482, respectively)	$173,139,791	$201,725,168

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2013	2012
Operations: Net investment income	$1,274,250	$898,048
Net realized gain (loss)	4,149,138	2,717,731
Change in net unrealized appreciation (depreciation)	2,247,623	1,383,611
Net increase (decrease) in net assets resulting from operations	7,671,011	4,999,390
Distributions to shareholders from: Net investment income: Class A	(690,169)	(559,338)
Class B	(6,214)	(8,276)
Class C	(40,054)	(30,766)
Class S	(424,344)	(330,616)
Total distributions	(1,160,781)	(928,996)
Fund share transactions: Proceeds from shares sold	20,688,469	20,589,069
Reinvestment of distributions	1,154,677	924,310
Payments for shares redeemed	(32,806,627)	(20,322,985)
Net increase (decrease) in net assets from Fund share transactions	(10,963,481)	1,190,394
Increase (decrease) in net assets	(4,453,251)	5,260,788
Net assets at beginning of period	67,493,360	62,232,572
Net assets at end of period (including undistributed net investment income of $604,798 and $472,687, respectively)	$63,040,109	$67,493,360

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2013	2012
Operations: Net investment income	$733,627	$490,192
Net realized gain (loss)	3,100,651	207,536
Change in net unrealized appreciation (depreciation)	1,237,864	2,088,450
Net increase (decrease) in net assets resulting from operations	5,072,142	2,786,178
Distributions to shareholders from: Net investment income: Class A	(314,923)	(258,932)
Class C	(1,747)	(1,209)
Class S	(332,082)	(239,720)
Net realized gains: Class A	(157,332)	(417,665)
Class C	(1,860)	(4,452)
Class S	(140,701)	(325,057)
Total distributions	(948,645)	(1,247,035)
Fund share transactions: Proceeds from shares sold	15,013,740	17,486,885
Reinvestment of distributions	948,565	1,247,035
Payments for shares redeemed	(29,309,123)	(11,637,070)
Net increase (decrease) in net assets from Fund share transactions	(13,346,818)	7,096,850
Increase (decrease) in net assets	(9,223,321)	8,635,993
Net assets at beginning of period	39,916,317	31,280,324
Net assets at end of period (including undistributed net investment income of $206,866 and $114,452, respectively)	$30,692,996	$39,916,317

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.58	$11.06	$10.47	$10.08	$11.49
Income (loss) from investment operations: Net investment incomea	.25	.22	.24	.25	.36
Net realized and unrealized gain (loss)	.25	.52	.58	.42	(1.36)
Total from investment operations	.50	.74	.82	.67	(1.00)
Less distributions from: Net investment income	(.24)	(.22)	(.23)	(.28)	(.41)
Net asset value, end of period	$11.84	$11.58	$11.06	$10.47	$10.08
Total Return (%)b,c,d	4.33	6.79	7.81	6.67	(8.29)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	29	27	31	31
Ratio of expenses before expense reductions (%)e	.74	.74	.71	.74	.77
Ratio of expenses after expense reductions (%)e	.47	.62	.62	.61	.52
Ratio of net investment income (%)	2.08	1.99	2.12	2.39	3.84
Portfolio turnover rate (%)	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class B
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.58	$11.06	$10.47	$10.08	$11.49
Income (loss) from investment operations: Net investment incomea	.16	.14	.15	.17	.29
Net realized and unrealized gain (loss)	.25	.52	.58	.42	(1.36)
Total from investment operations	.41	.66	.73	.59	(1.07)
Less distributions from: Net investment income	(.15)	(.14)	(.14)	(.20)	(.34)
Net asset value, end of period	$11.84	$11.58	$11.06	$10.47	$10.08
Total Return (%)b,c,d	3.55	5.99	7.00	5.87	(8.99)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	1	1	2	3
Ratio of expenses before expense reductions (%)e	1.54	1.48	1.43	1.43	1.56
Ratio of expenses after expense reductions (%)e	1.23	1.37	1.37	1.36	1.27
Ratio of net investment income (%)	1.36	1.24	1.37	1.64	3.09
Portfolio turnover rate (%)	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class C
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.57	$11.05	$10.46	$10.07	$11.49
Income (loss) from investment operations: Net investment incomea	.16	.14	.15	.17	.29
Net realized and unrealized gain (loss)	.25	.52	.58	.42	(1.37)
Total from investment operations	.41	.66	.73	.59	(1.08)
Less distributions from: Net investment income	(.15)	(.14)	(.14)	(.20)	(.34)
Net asset value, end of period	$11.83	$11.57	$11.05	$10.46	$10.07
Total Return (%)b,c,d	3.55	6.00	7.01	5.88	(9.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	5	6	7	8
Ratio of expenses before expense reductions (%)e	1.46	1.43	1.40	1.40	1.45
Ratio of expenses after expense reductions (%)e	1.22	1.37	1.37	1.36	1.27
Ratio of net investment income (%)	1.32	1.23	1.37	1.64	3.09
Portfolio turnover rate (%)	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class S
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.57	$11.06	$10.46	$10.08	$11.49
Income (loss) from investment operations: Net investment incomea	.28	.25	.26	.28	.38
Net realized and unrealized gain (loss)	.25	.51	.59	.41	(1.35)
Total from investment operations	.53	.76	.85	.69	(.97)
Less distributions from: Net investment income	(.27)	(.25)	(.25)	(.31)	(.44)
Net asset value, end of period	$11.83	$11.57	$11.06	$10.46	$10.08
Total Return (%)b,c	4.59	6.97	8.18	6.84	(8.04)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	53	54	53	53
Ratio of expenses before expense reductions (%)d	.45	.45	.39	.42	.50
Ratio of expenses after expense reductions (%)d	.22	.37	.37	.36	.27
Ratio of net investment income (%)	2.34	2.20	2.37	2.64	4.09
Portfolio turnover rate (%)	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class A
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.14	$10.57	$9.70	$9.39	$11.12
Income (loss) from investment operations: Net investment incomea	.24	.20	.20	.20	.26
Net realized and unrealized gain (loss)	.51	.58	.85	.33	(1.68)
Total from investment operations	.75	.78	1.05	.53	(1.42)
Less distributions from: Net investment income	(.23)	(.21)	(.18)	(.22)	(.31)
Net asset value, end of period	$11.66	$11.14	$10.57	$9.70	$9.39
Total Return (%)b,c,d	6.74	7.54	10.80	5.61	(12.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	58	63	70	77
Ratio of expenses before expense reductions (%)e	.68	.66	.65	.65	.69
Ratio of expenses after expense reductions (%)e	.47	.58	.58	.57	.48
Ratio of net investment income (%)	2.08	1.83	1.88	2.02	3.05
Portfolio turnover rate (%)	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class B
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.13	$10.55	$9.69	$9.38	$11.11
Income (loss) from investment operations: Net investment incomea	.16	.12	.12	.13	.20
Net realized and unrealized gain (loss)	.49	.59	.84	.32	(1.69)
Total from investment operations	.65	.71	.96	.45	(1.49)
Less distributions from: Net investment income	(.14)	(.13)	(.10)	(.14)	(.24)
Net asset value, end of period	$11.64	$11.13	$10.55	$9.69	$9.38
Total Return (%)b,c,d	5.86	6.84	9.88	4.82	(13.14)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	3	7	10
Ratio of expenses before expense reductions (%)e	1.56	1.54	1.45	1.37	1.48
Ratio of expenses after expense reductions (%)e	1.22	1.33	1.33	1.32	1.23
Ratio of net investment income (%)	1.39	1.13	1.13	1.27	2.30
Portfolio turnover rate (%)	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class C
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.13	$10.55	$9.69	$9.38	$11.10
Income (loss) from investment operations: Net investment incomea	.15	.12	.12	.13	.20
Net realized and unrealized gain (loss)	.50	.59	.84	.32	(1.68)
Total from investment operations	.65	.71	.96	.45	(1.48)
Less distributions from: Net investment income	(.14)	(.13)	(.10)	(.14)	(.24)
Net asset value, end of period	$11.64	$11.13	$10.55	$9.69	$9.38
Total Return (%)b,c,d	5.86	6.84	9.89	4.83	(13.05)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	11	13	15	18
Ratio of expenses before expense reductions (%)e	1.40	1.38	1.36	1.34	1.41
Ratio of expenses after expense reductions (%)e	1.22	1.33	1.33	1.32	1.23
Ratio of net investment income (%)	1.30	1.10	1.13	1.28	2.30
Portfolio turnover rate (%)	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class S
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.13	$10.55	$9.69	$9.38	$11.11
Income (loss) from investment operations: Net investment incomea	.28	.22	.23	.22	.28
Net realized and unrealized gain (loss)	.48	.60	.84	.33	(1.68)
Total from investment operations	.76	.82	1.07	.55	(1.40)
Less distributions from: Net investment income	(.25)	(.24)	(.21)	(.24)	(.33)
Net asset value, end of period	$11.64	$11.13	$10.55	$9.69	$9.38
Total Return (%)b,c	6.92	7.92	10.98	5.89	(12.25)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	71	70	73	71
Ratio of expenses before expense reductions (%)d	.45	.44	.42	.41	.46
Ratio of expenses after expense reductions (%)d	.22	.33	.33	.32	.23
Ratio of net investment income (%)	2.41	2.07	2.13	2.27	3.30
Portfolio turnover rate (%)	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2020 Fund — Class A
	Years Ended August 31,
	2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$13.50	$12.74	$11.56	$11.21		$13.66
Income (loss) from investment operations: Net investment incomea	.27	.22	.22	.21		.27
Net realized and unrealized gain (loss)	.83	.78	1.18	.36		(2.27)
Total from investment operations	1.10	1.00	1.40	.57		(2.00)
Less distributions from: Net investment income	(.26)	(.24)	(.22)	(.23)		(.37)
Net realized gains	—	—	—	—		(.08)
Total distributions	(.26)	(.24)	(.22)	(.23)		(.45)
Increase from regulatory settlements	—	—	—	.01	f	—
Net asset value, end of period	$14.34	$13.50	$12.74	$11.56		$11.21
Total Return (%)b,c,d	8.28	8.01	12.08	5.10	f	(14.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72	80	79	80		77
Ratio of expenses before expense reductions (%)e	.67	.63	.68	.67		.71
Ratio of expenses after expense reductions (%)e	.47	.59	.59	.58		.49
Ratio of net investment income (%)	1.93	1.69	1.70	1.82		2.63
Portfolio turnover rate (%)	32	45	26	50		32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class B
	Years Ended August 31,
	2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$13.39		$12.62	$11.45		$11.11		$13.53
Income (loss) from investment operations: Net investment incomea	.18		.14	.13		.13		.19
Net realized and unrealized gain (loss)	.82		.77	1.16		.34		(2.24)
Total from investment operations	1.00		.91	1.29		.47		(2.05)
Less distributions from: Net investment income	(.17)		(.14)	(.12)		(.14)		(.29)
Net realized gains	—		—	—		—		(.08)
Total distributions	(.17)		(.14)	(.12)		(.14)		(.37)
Increase from regulatory settlements	—		—	—		.01	f	—
Net asset value, end of period	$14.22		$13.39	$12.62		$11.45		$11.11
Total Return (%)b,d	7.55	c	7.34	11.24	c	4.24	c,f	(14.69	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		3	5		10		14
Ratio of expenses before expense reductions (%)e	1.44		1.23	1.54		1.39		1.47
Ratio of expenses after expense reductions (%)e	1.22		1.23	1.34		1.33		1.24
Ratio of net investment income (%)	1.26		1.07	.95		1.07		1.88
Portfolio turnover rate (%)	32		45	26		50		32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class C
	Years Ended August 31,
	2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$13.38		$12.63	$11.45		$11.11		$13.54
Income (loss) from investment operations: Net investment incomea	.16		.12	.13		.13		.19
Net realized and unrealized gain (loss)	.84		.77	1.17		.34		(2.25)
Total from investment operations	1.00		.89	1.30		.47		(2.06)
Less distributions from: Net investment income	(.16)		(.14)	(.12)		(.14)		(.29)
Net realized gains	—		—	—		—		(.08)
Total distributions	(.16)		(.14)	(.12)		(.14)		(.37)
Increase from regulatory settlements	—		—	—		.01	f	—
Net asset value, end of period	$14.22		$13.38	$12.63		$11.45		$11.11
Total Return (%)b,d	7.52	c	7.17	11.33	c	4.24	c,f	(14.74	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		14	16		18		21
Ratio of expenses before expense reductions (%)e	1.38		1.33	1.40		1.37		1.44
Ratio of expenses after expense reductions (%)e	1.22		1.33	1.34		1.33		1.24
Ratio of net investment income (%)	1.18		.95	.95		1.07		1.88
Portfolio turnover rate (%)	32		45	26		50		32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class S
	Years Ended August 31,
	2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$13.52	$12.77	$11.58	$11.23		$13.69
Income (loss) from investment operations: Net investment incomea	.31	.24	.25	.24		.29
Net realized and unrealized gain (loss)	.84	.78	1.19	.36		(2.28)
Total from investment operations	1.15	1.02	1.44	.60		(1.99)
Less distributions from: Net investment income	(.30)	(.27)	(.25)	(.26)		(.39)
Net realized gains	—	—	—	—		(.08)
Total distributions	(.30)	(.27)	(.25)	(.26)		(.47)
Increase from regulatory settlements	—	—	—	.01	e	—
Net asset value, end of period	$14.37	$13.52	$12.77	$11.58		$11.23
Total Return (%)b,c	8.62	8.19	12.43	5.36	e	(13.90)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	105	107	96		96
Ratio of expenses before expense reductions (%)d	.42	.42	.42	.45		.51
Ratio of expenses after expense reductions (%)d	.22	.34	.34	.33		.24
Ratio of net investment income (%)	2.20	1.87	1.95	2.07		2.88
Portfolio turnover rate (%)	32	45	26	50		32
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2030 Fund — Class A
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.71	$9.10	$8.04	$7.87	$10.26
Income (loss) from investment operations: Net investment incomea	.19	.13	.12	.11	.13
Net realized and unrealized gain (loss)	.92	.61	1.04	.18	(1.94)
Total from investment operations	1.11	.74	1.16	.29	(1.81)
Less distributions from: Net investment income	(.16)	(.13)	(.10)	(.12)	(.11)
Net realized gains	—	—	—	—	(.47)
Total distributions	(.16)	(.13)	(.10)	(.12)	(.58)
Net asset value, end of period	$10.66	$9.71	$9.10	$8.04	$7.87
Total Return (%)b,c,d	11.61	8.26	14.44	3.63	(16.57)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	41	38	40	31
Ratio of expenses before expense reductions (%)e	.82	.80	.80	.85	1.17
Ratio of expenses after expense reductions (%)e	.47	.58	.58	.55	.45
Ratio of net investment income (%)	1.84	1.39	1.30	1.33	1.83
Portfolio turnover rate (%)	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class B
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.67	$9.06	$8.02	$7.84	$10.21
Income (loss) from investment operations: Net investment incomea	.12	.06	.05	.05	.08
Net realized and unrealized gain (loss)	.93	.61	1.02	.19	(1.92)
Total from investment operations	1.05	.67	1.07	.24	(1.84)
Less distributions from: Net investment income	(.09)	(.06)	(.03)	(.06)	(.06)
Net realized gains	—	—	—	—	(.47)
Total distributions	(.09)	(.06)	(.03)	(.06)	(.53)
Net asset value, end of period	$10.63	$9.67	$9.06	$8.02	$7.84
Total Return (%)b,c,d	10.90	7.48	13.36	2.98	(17.11)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	2	2
Ratio of expenses before expense reductions (%)e	1.61	1.55	1.56	1.63	2.07
Ratio of expenses after expense reductions (%)e	1.22	1.33	1.33	1.30	1.20
Ratio of net investment income (%)	1.13	.63	.55	.59	1.08
Portfolio turnover rate (%)	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class C
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.67	$9.06	$8.01	$7.83	$10.21
Income (loss) from investment operations: Net investment incomea	.11	.06	.05	.05	.08
Net realized and unrealized gain (loss)	.93	.61	1.03	.19	(1.93)
Total from investment operations	1.04	.67	1.08	.24	(1.85)
Less distributions from: Net investment income	(.09)	(.06)	(.03)	(.06)	(.06)
Net realized gains	—	—	—	—	(.47)
Total distributions	(.09)	(.06)	(.03)	(.06)	(.53)
Net asset value, end of period	$10.62	$9.67	$9.06	$8.01	$7.83
Total Return (%)b,c,d	10.80	7.48	13.50	2.99	(17.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	5	5	6
Ratio of expenses before expense reductions (%)e	1.52	1.48	1.50	1.54	1.96
Ratio of expenses after expense reductions (%)e	1.22	1.33	1.33	1.30	1.20
Ratio of net investment income (%)	1.06	.61	.55	.59	1.08
Portfolio turnover rate (%)	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class S
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.72	$9.11	$8.05	$7.87	$10.27
Income (loss) from investment operations: Net investment incomea	.22	.15	.15	.13	.15
Net realized and unrealized gain (loss)	.93	.61	1.04	.19	(1.95)
Total from investment operations	1.15	.76	1.19	.32	(1.80)
Less distributions from: Net investment income	(.19)	(.15)	(.13)	(.14)	(.13)
Net realized gains	—	—	—	—	(.47)
Total distributions	(.19)	(.15)	(.13)	(.14)	(.60)
Net asset value, end of period	$10.68	$9.72	$9.11	$8.05	$7.87
Total Return (%)b,c	11.99	8.52	14.72	4.02	(16.43)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	21	18	11	7
Ratio of expenses before expense reductions (%)d	.57	.55	.55	.59	.97
Ratio of expenses after expense reductions (%)d	.22	.33	.33	.30	.20
Ratio of net investment income (%)	2.12	1.58	1.55	1.58	2.08
Portfolio turnover rate (%)	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2040 Fund — Class A
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$8.26	$7.92	$7.14	$6.97	$8.77
Income (loss) from investment operations: Net investment incomea	.16	.10	.09	.08	.08
Net realized and unrealized gain (loss)	.96	.51	.94	.17	(1.74)
Total from investment operations	1.12	.61	1.03	.25	(1.66)
Less distributions from: Net investment income	(.12)	(.10)	(.09)	(.08)	(.05)
Net realized gains	(.06)	(.17)	(.16)	—	(.09)
Total distributions	(.18)	(.27)	(.25)	(.08)	(.14)
Net asset value, end of period	$9.20	$8.26	$7.92	$7.14	$6.97
Total Return (%)b,c,d	13.84	8.04	14.34	3.58	(18.67)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	22	17	17	9
Ratio of expenses before expense reductions (%)e	.96	.93	1.02	1.22	2.90
Ratio of expenses after expense reductions (%)e	.47	.55	.55	.54	.49
Ratio of net investment income (%)	1.77	1.28	1.11	1.12	1.32
Portfolio turnover rate (%)	45	38	33	39	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2040 Fund — Class C
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$8.23	$7.89	$7.11	$6.94	$8.73
Income (loss) from investment operations: Net investment incomea	.09	.04	.03	.03	.04
Net realized and unrealized gain (loss)	.96	.52	.94	.17	(1.73)
Total from investment operations	1.05	.56	.97	.20	(1.69)
Less distributions from: Net investment income	(.06)	(.05)	(.03)	(.03)	(.01)
Net realized gains	(.06)	(.17)	(.16)	—	(.09)
Total distributions	(.12)	(.22)	(.19)	(.03)	(.10)
Net asset value, end of period	$9.16	$8.23	$7.89	$7.11	$6.94
Total Return (%)b,c,d	12.88	7.25	13.53	2.81	(19.43)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	.2	.2	.2	.2
Ratio of expenses before expense reductions (%)e	1.72	1.75	1.84	2.20	3.86
Ratio of expenses after expense reductions (%)e	1.22	1.30	1.30	1.28	1.24
Ratio of net investment income (%)	.97	.51	.36	.37	.57
Portfolio turnover rate (%)	45	38	33	39	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2040 Fund — Class S
	Years Ended August 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$8.29	$7.94	$7.16	$6.99	$8.79
Income (loss) from investment operations: Net investment incomea	.19	.12	.11	.10	.10
Net realized and unrealized gain (loss)	.94	.52	.94	.17	(1.74)
Total from investment operations	1.13	.64	1.05	.27	(1.64)
Less distributions from: Net investment income	(.14)	(.12)	(.11)	(.10)	(.07)
Net realized gains	(.06)	(.17)	(.16)	—	(.09)
Total distributions	(.20)	(.29)	(.27)	(.10)	(.16)
Net asset value, end of period	$9.22	$8.29	$7.94	$7.16	$6.99
Total Return (%)b,c	13.96	8.43	14.60	3.83	(18.32)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	18	14	8	4
Ratio of expenses before expense reductions (%)d	.72	.68	.77	.99	2.70
Ratio of expenses after expense reductions (%)d	.22	.30	.30	.29	.24
Ratio of net investment income (%)	2.15	1.45	1.36	1.37	1.57
Portfolio turnover rate (%)	45	38	33	39	30
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying DWS Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Mutual Funds are valued at the net asset value per share of each class of the Mutual Fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2013, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $11,966,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, ($11,386,000) and August 31, 2019 ($580,000), the respective expiration dates, whichever occurs first.

At August 31, 2013, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $39,136,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($28,969,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

At August 31, 2013, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $26,001,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($16,575,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2013 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2013, DWS LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$689,466
Capital loss carryforwards	$(11,966,000)
Net unrealized appreciation (depreciation) on investments	$1,535,661

In addition, during the years ended August 31, 2013 and August 31, 2012, the tax character of distributions paid to shareholders by DWS LifeCompass Retirement Fund is summarized as follows:
	Years Ended August 31,
	2013	2012
Distributions from ordinary income*	$1,732,066	$1,778,565

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2013, DWS LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$750,631
Capital loss carryforwards	$(39,136,000)
Net unrealized appreciation (depreciation) on investments	$6,234,730

In addition, during the years ended August 31, 2013 and August 31, 2012, the tax character of distributions paid to shareholders by DWS LifeCompass 2015 Fund is summarized as follows:
	Years Ended August 31,
	2013	2012
Distributions from ordinary income*	$2,403,893	$2,953,667

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2013, DWS LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$3,133,771
Capital loss carryforwards	$(26,001,000)
Net unrealized appreciation (depreciation) on investments	$12,332,792

In addition, during the years ended August 31, 2013 and August 31, 2012, the tax character of distributions paid to shareholders by DWS LifeCompass 2020 Fund is summarized as follows:
	Years Ended August 31,
	2013	2012
Distributions from ordinary income*	$3,901,225	$4,001,151

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2013, DWS LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$604,798
Undistributed long-term capital gains	$610,992
Net unrealized appreciation (depreciation) on investments	$6,306,130

In addition, during the years ended August 31, 2013 and August 31, 2012, the tax character of distributions paid to shareholders by DWS LifeCompass 2030 Fund is summarized as follows:
	Years Ended August 31,
	2013	2012
Distributions from ordinary income*	$1,160,781	$928,996

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2013, DWS LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$579,663
Undistributed long-term capital gains	$2,671,796
Net unrealized appreciation (depreciation) on investments	$4,964,757

In addition, during the years ended August 31, 2013 and August 31, 2012, the tax character of distributions paid to shareholders by DWS LifeCompass 2040 Fund is summarized as follows:
	Years Ended August 31,
	2013	2012
Distributions from ordinary income*	$648,752	$639,400
Distributions from long-term capital gains	$299,893	$607,635

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund or delegates such responsibility to the Fund's subadvisor. The Advisor has agreed not to be paid a management fee directly from the Funds for performing its services under the Investment Management Agreement. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

QS Investors, LLC ("QS Investors") acted as an investment subadvisor to the Funds. As an investment subadvisor, QS Investors rendered strategic asset allocation services to the Funds. QS Investors was paid by the Advisor for the services QS Investors provided to the Funds. Effective July 8, 2013, QS Investors no longer acts as subadvisor to the Funds and day-to-day portfolio management of the Funds transitioned to DIMA.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Funds' outstanding shares. At August 31, 2013, DWS LifeCompass Retirement Fund held 5% or greater of the following Underlying DWS Fund's outstanding shares: approximately 9% of DWS U.S. Bond Index Fund and 5% of DWS Core Fixed Income Fund. At August 31, 2013, DWS LifeCompass 2015 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 9% of DWS U.S. Bond Index Fund and 5% of DWS Core Fixed Income Fund. At August 31, 2013, DWS LifeCompass 2020 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 12% of DWS U.S. Bond Index Fund, 8% of DWS Small Cap Core Fund, 7% of DWS Global Equity Fund, 6% of DWS EAFE Equity Index Fund, 6% of DWS Core Fixed Income Fund and 6% of DWS Emerging Markets Equity Fund. At August 31, 2013, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2012 through September 30, 2012, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A	.62%	.58%	.59%	.58%	.55%
Class B	1.37%	1.33%	1.34%	1.33%	—
Class C	1.37%	1.33%	1.34%	1.33%	1.30%
Class S	.37%	.33%	.34%	.33%	.30%

For the period from October 1, 2012 through November 30, 2013, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A	.46%	.46%	.46%	.46%	.46%
Class B	1.21%	1.21%	1.21%	1.21%	—
Class C	1.21%	1.21%	1.21%	1.21%	1.21%
Class S	.21%	.21%	.21%	.21%	.21%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and Non-affiliated ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2013, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2013
DWS LifeCompass Retirement Fund	$81,505	$74,813	$—
DWS LifeCompass 2015 Fund	$120,011	$36,894	$—
DWS LifeCompass 2020 Fund	$191,348	$—	$14,969
DWS LifeCompass 2030 Fund	$68,415	$68,415	$—
DWS LifeCompass 2040 Fund	$38,180	$38,180	$—

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2013, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2013
DWS LifeCompass Retirement Fund
Class A	$39,292	$39,292	$—
Class B	619	619	—
Class C	4,477	4,477	—
Class S	62,889	62,889	—
	$107,277	$107,277	$—
DWS LifeCompass 2015 Fund
Class A	$83,159	$83,159	$—
Class B	3,067	3,067	—
Class C	9,012	9,012	—
Class S	110,743	110,743	—
	$205,981	$205,981	$—
DWS LifeCompass 2020 Fund
Class A	$144,612	$144,612	$—
Class B	4,565	4,494	71
Class C	14,329	14,329	—
Class S	197,543	197,543	—
	$361,049	$360,978	$71
DWS LifeCompass 2030 Fund
Class A	$91,770	$91,770	$—
Class B	1,319	1,319	—
Class C	5,271	5,271	—
Class S	45,032	45,032	—
	$143,392	$143,392	$—
DWS LifeCompass 2040 Fund
Class A	$54,948	$54,543	$—
Class C	665	665	—
Class S	40,916	40,916	—
	$96,529	$96,124	$—

For the year ended August 31, 2013, the Advisor reimbursed DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $3,575, $2,325, $1,814, $2,193 and $707, respectively, of sub-recordkeeping expenses for Class S shares.

In addition, for the year ended August 31, 2013, the Advisor reimbursed DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $17,594 and $55,279, respectively, of other expenses.

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2013, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at August 31, 2013
DWS LifeCompass Retirement Fund
Class B	$3,384	$154
Class C	36,250	2,899
	$39,634	$3,053
DWS LifeCompass 2015 Fund
Class B	$8,064	$481
Class C	78,081	6,226
	$86,145	$6,707
DWS LifeCompass 2020 Fund
Class B	$15,310	$953
Class C	100,471	8,420
	$115,781	$9,373
DWS LifeCompass 2030 Fund
Class B	$5,132	$402
Class C	35,115	3,147
	$40,247	$3,549
DWS LifeCompass 2040 Fund
Class C	$1,939	$186

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2013, the Service Fees were as follows:
Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2013	Annual Effective Rate
DWS LifeCompass Retirement Fund
Class A	$63,415	$6,266	$13,296	.22%
Class B	1,058	352	115	.16%
Class C	11,974	2,497	2,110	.20%
	$76,447	$9,115	$15,521
DWS LifeCompass 2015 Fund
Class A	$126,172	$9,131	$28,005	.23%
Class B	2,668	204	689	.23%
Class C	25,972	6,390	4,053	.19%
	$154,812	$15,725	$32,747
DWS LifeCompass 2020 Fund
Class A	$186,017	$4,600	$40,842	.24%
Class B	5,045	—	1,102	.25%
Class C	33,456	7,608	3,900	.19%
	$224,518	$12,208	$45,844
DWS LifeCompass 2030 Fund
Class A	$102,509	$2,596	$24,992	.24%
Class B	1,700	443	346	.18%
Class C	11,688	3,041	1,813	.18%
	$115,897	$6,080	$27,151
DWS LifeCompass 2040 Fund
Class A	$52,548	$—	$12,605	.24%
Class C	645	16	168	.24%
	$53,193	$16	$12,773

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2013 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $998, $2,618, $6,794, $3,336 and $1,730, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2013, the CDSC for Class B shares aggregated $963, $825, $1,040 and $2,120, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030, Fund and Class C shares aggregated $404, $109, $338, $795 and $40, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2013, DIDI received $168, $347 and $188, respectively, for Class A shares of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund and DWS LifeCompass 2020 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2013, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2013
DWS LifeCompass Retirement Fund	$9,125	$3,066
DWS LifeCompass 2015 Fund	$9,298	$2,900
DWS LifeCompass 2020 Fund	$8,513	$3,081
DWS LifeCompass 2030 Fund	$10,067	$2,949
DWS LifeCompass 2040 Fund	$10,689	$3,180

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At August 31, 2013, there was one shareholder account that held approximately 14% and 25% of the outstanding shares of DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	271,555	$3,235,053	866,019	$9,828,778
Class B	3,426	40,567	4,214	48,373
Class C	17,770	211,923	40,803	455,994
Class S	317,092	3,768,011	989,095	11,054,727
		$7,255,554		$21,387,872
Shares issued to shareholders in reinvestment of distributions
Class A	44,356	$522,220	43,683	$480,631
Class B	488	5,751	1,092	11,973
Class C	4,567	53,790	5,424	59,602
Class S	89,052	1,047,433	101,377	1,117,291
		$1,629,194		$1,669,497
Shares redeemed
Class A	(913,414)	$(10,777,810)	(850,859)	$(9,475,448)
Class B	(39,300)	(468,602)	(65,023)	(723,653)
Class C	(95,763)	(1,134,192)	(112,759)	(1,266,084)
Class S	(1,171,840)	(13,943,608)	(1,432,428)	(16,048,457)
		$(26,324,212)		$(27,513,642)
Net increase (decrease)
Class A	(597,503)	$(7,020,537)	58,843	$833,961
Class B	(35,386)	(422,284)	(59,717)	(663,307)
Class C	(73,426)	(868,479)	(66,532)	(750,488)
Class S	(765,696)	(9,128,164)	(341,956)	(3,876,439)
		$(17,439,464)		$(4,456,273)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	438,702	$5,070,229	1,021,922	$10,949,401
Class B	586	6,847	1,333	14,309
Class C	30,157	350,403	45,171	485,137
Class S	541,540	6,252,763	916,308	9,938,722
		$11,680,242		$21,387,569
Shares issued to shareholders in reinvestment of distributions
Class A	85,951	$983,511	111,162	$1,170,957
Class B	1,109	12,674	2,543	26,616
Class C	9,747	111,563	12,401	130,275
Class S	109,304	1,244,867	148,856	1,568,032
		$2,352,615		$2,895,880
Shares redeemed
Class A	(1,935,559)	$(22,345,695)	(1,877,103)	$(20,135,834)
Class B	(70,974)	(821,958)	(178,995)	(1,907,940)
Class C	(188,525)	(2,181,183)	(326,683)	(3,495,746)
Class S	(3,831,023)	(44,398,129)	(1,241,730)	(13,354,534)
		$(69,746,965)		$(38,894,054)
Net increase (decrease)
Class A	(1,410,906)	$(16,291,955)	(744,019)	$(8,015,476)
Class B	(69,279)	(802,437)	(175,119)	(1,867,015)
Class C	(148,621)	(1,719,217)	(269,111)	(2,880,334)
Class S	(3,180,179)	(36,900,499)	(176,566)	(1,847,780)
		$(55,714,108)		$(14,610,605)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	679,740	$9,581,129	1,210,096	$15,657,143
Class B	375	5,280	779	10,331
Class C	66,255	945,480	61,269	779,995
Class S	814,682	11,486,284	2,398,717	30,977,329
		$22,018,173		$47,424,798
Shares issued to shareholders in reinvestment of distributions
Class A	105,996	$1,434,136	118,697	$1,477,775
Class B	2,093	28,184	3,553	44,061
Class C	10,294	138,762	12,013	148,966
Class S	163,576	2,213,189	179,795	2,240,249
		$3,814,271		$3,911,051
Shares redeemed
Class A	(1,723,967)	$(24,066,063)	(1,558,970)	$(20,201,212)
Class B	(93,028)	(1,307,266)	(220,129)	(2,806,589)
Class C	(197,662)	(2,770,639)	(283,723)	(3,658,948)
Class S	(2,703,995)	(38,242,756)	(3,227,711)	(41,745,007)
		$(66,386,724)		$(68,411,756)
Net increase (decrease)
Class A	(938,231)	$(13,050,798)	(230,177)	$(3,066,294)
Class B	(90,560)	(1,273,802)	(215,797)	(2,752,197)
Class C	(121,113)	(1,686,397)	(210,441)	(2,729,987)
Class S	(1,725,737)	(24,543,283)	(649,199)	(8,527,429)
		$(40,554,280)		$(17,075,907)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	977,071	$10,132,173	1,293,121	$11,961,734
Class B	872	8,812	12,529	119,294
Class C	50,069	516,039	32,178	297,256
Class S	982,064	10,031,445	879,028	8,210,785
		$20,688,469		$20,589,069
Shares issued to shareholders in reinvestment of distributions
Class A	70,183	$685,755	62,629	$556,144
Class B	544	5,324	899	8,003
Class C	4,032	39,437	3,340	29,695
Class S	43,455	424,161	37,215	330,468
		$1,154,677		$924,310
Shares redeemed
Class A	(1,582,047)	$(16,387,897)	(1,268,844)	$(11,623,141)
Class B	(48,937)	(497,408)	(63,741)	(594,813)
Class C	(94,406)	(969,882)	(65,577)	(609,158)
Class S	(1,444,611)	(14,951,440)	(812,241)	(7,495,873)
		$(32,806,627)		$(20,322,985)
Net increase (decrease)
Class A	(534,793)	$(5,569,969)	86,906	$894,737
Class B	(47,521)	(483,272)	(50,313)	(467,516)
Class C	(40,305)	(414,406)	(30,059)	(282,207)
Class S	(419,092)	(4,495,834)	104,002	1,045,380
		$(10,963,481)		$1,190,394

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	753,047	$6,664,916	1,110,402	$8,824,620
Class C	8,538	73,935	3,978	31,296
Class S	947,361	8,274,889	1,075,064	8,630,969
		$15,013,740		$17,486,885
Shares issued to shareholders in reinvestment of distributions
Class A	57,036	$472,255	89,497	$676,598
Class C	425	3,528	749	5,660
Class S	57,031	472,782	74,706	564,777
		$948,565		$1,247,035
Shares redeemed
Class A	(1,446,422)	$(12,829,812)	(769,258)	$(6,090,804)
Class C	(2,962)	(26,375)	(8,775)	(70,122)
Class S	(1,865,662)	(16,452,936)	(696,126)	(5,476,144)
		$(29,309,123)		$(11,637,070)
Net increase (decrease)
Class A	(636,339)	$(5,692,641)	430,641	$3,410,414
Class C	6,001	51,088	(4,048)	(33,166)
Class S	(861,270)	(7,705,265)	453,644	3,719,602
		$(13,346,818)		$7,096,850

E. Transactions with Affiliates

The Funds mainly invest in Underlying DWS Funds and Non-affiliated ETFs. The Underlying DWS Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying DWS Funds during the year ended August 31, 2013 is as follows:

DWS LifeCompass Retirement Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2013
DWS Capital Growth Fund	2,004,694	837,605	1,774,260	199,083	27,605	—	1,373,306
DWS Core Equity Fund	5,113,265	1,299,045	2,025,000	136,141	90,213	—	5,206,345
DWS Core Fixed Income Fund	18,588,809	2,671,426	4,315,000	(319,210)	482,500	—	16,198,603
DWS Diversified Market Neutral Fund	876,997	25,000	170,000	2,560	—	—	746,294
DWS EAFE Equity Index Fund	2,202,007	1,388,198	—	—	113,198	—	4,001,232
DWS Emerging Markets Equity Fund	1,305,988	94,486	280,000	(36,201)	19,486	—	1,114,914
DWS Enhanced Commodity Strategy Fund	877,065	89,229	105,000	(34,413)	19,229	—	766,633
DWS Enhanced Emerging Markets Fixed Income Fund	880,881	17,968	928,703	77,629	7,968	—	—
DWS Enhanced Global Bond Fund	8,882,785	2,204,300	8,913,137	(529,133)	181,572	152,728	1,893,718
DWS Equity 500 Index Fund	7,437,823	1,801,217	1,045,000	69,611	196,217	—	9,555,418
DWS Equity Dividend Fund	2,347,534	38,126	2,533,936	454,065	38,127	—	—
DWS Floating Rate Fund	—	883,147	125,000	428	28,147	—	760,975
DWS Global Equity Fund	2,160,972	42,075	1,795,000	45,816	42,075	—	601,261
DWS Global Growth Fund	820,942	10,742	904,642	(13,906)	10,742	—	—
DWS Global High Income Fund	565,555	368,334	170,000	1,836	52,754	653	763,277
DWS Global Inflation Fund	2,603,157	2,031,813	395,000	(11,432)	23,516	68,307	3,743,563
DWS High Income Fund	2,518,389	161,057	775,000	13,088	141,994	4,063	1,918,113
DWS International Fund	143,679	745,447	280,000	12,784	30,447	—	671,161
DWS Mid Cap Value Fund	835,309	9,861	807,500	139,911	9,861	—	187,261
DWS Short Duration Fund	—	2,655,972	—	—	5,972	—	2,647,359
DWS Small Cap Core Fund	—	2,254,437	235,000	6,059	9,437	—	2,354,005
DWS Small Cap Growth Fund	1,282,759	10,000	1,369,832	173,513	—	—	—
DWS Small Cap Value Fund	1,603,607	29,464	1,729,326	172,644	12,407	17,057	—
DWS Technology Fund	861,200	—	827,465	329,803	—	—	—
DWS U.S. Bond Index Fund	18,521,299	3,025,469	3,780,000	(53,268)	472,821	322,893	16,492,615
Central Cash Management Fund	897,700	10,251,678	10,583,288	—	691	—	566,090
Total	83,332,416	32,946,096	45,867,089	837,408	2,016,979	565,701	71,562,143

DWS LifeCompass 2015 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2013
DWS Capital Growth Fund	6,460,859	2,259,001	6,412,717	694,509	84,001	—	3,125,344
DWS Core Equity Fund	9,595,855	1,172,802	4,525,000	363,133	165,701	—	7,805,972
DWS Core Fixed Income Fund	23,116,315	3,190,876	9,300,000	(596,566)	540,966	—	16,258,228
DWS Diversified Market Neutral Fund	1,951,143	24,999	785,003	9,384	—	—	1,219,603
DWS EAFE Equity Index Fund	3,795,526	4,741,628	825,000	(8,497)	216,627	—	8,516,758
DWS Emerging Markets Equity Fund	2,810,616	102,409	1,045,000	(36,436)	42,409	—	1,903,807
DWS Enhanced Commodity Strategy Fund	1,421,020	104,377	880,000	(269,093)	29,377	—	499,342
DWS Enhanced Emerging Market Fixed Income Fund	1,389,969	144,491	500,000	15,447	44,490	—	981,335
DWS Enhanced Global Bond Fund	6,973,769	8,126,058	12,911,840	(527,067)	204,598	211,460	1,855,771
DWS Equity 500 Index Fund	16,091,799	2,592,854	5,865,000	320,807	357,854	—	15,227,214
DWS Equity Dividend Fund	6,227,683	99,355	6,678,543	872,447	99,355	—	—
DWS Floating Rate Fund	—	1,430,033	435,000	2,869	40,033	—	1,001,062
DWS Global Equity Fund	3,936,762	75,280	3,625,000	179,386	75,280	—	741,531
DWS Global Growth Fund	1,019,322	9,975	1,144,277	(151,450)	9,975	—	—
DWS Global High Income Fund	710,541	766,999	485,000	7,193	76,072	1,077	996,497
DWS Global Inflation Fund	3,513,017	1,187,414	1,790,000	(42,232)	18,744	48,670	2,545,232
DWS Global Small Cap Growth Fund	151,391	—	151,593	(8,049)	—	—	—
DWS High Income Fund	3,918,446	176,850	2,120,000	51,221	171,485	5,365	2,009,553
DWS International Fund	1,307,522	50,105	695,000	(23,081)	50,105	—	817,151
DWS Mid Cap Value Fund	1,305,723	—	1,339,673	86,134	—	—	—
DWS RREEF Real Estate Securities Fund	1,128,678	4,661	1,107,799	102,717	4,661	—	—
DWS Short Duration Fund	—	2,601,850	—	—	5,850	—	2,593,412
DWS Small Cap Core Fund	1,217,381	1,825,015	615,000	32,078	20,015	—	3,035,724
DWS Small Cap Growth Fund	1,728,990	—	1,817,799	419,701	—	—	—
DWS Small Cap Value Fund	2,447,060	93,069	2,678,760	317,202	19,376	23,693	—
DWS Technology Fund	1,470,693	—	1,411,016	196,703	—	—	—
DWS U.S. Bond Index Fund	24,017,624	3,636,143	9,510,000	(83,128)	536,722	388,577	16,746,608
DWS World Dividend Fund	—	1,233,163	185,000	13,407	13,162	—	1,161,188
Central Cash Management Fund	944,404	17,896,593	16,909,424	—	831	—	1,931,573
Total	128,652,108	53,546,000	95,748,444	1,938,739	2,827,689	678,842	90,972,905

DWS LifeCompass 2020 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2013
DWS Capital Growth Fund	8,249,409	587,061	5,217,410	719,759	87,061	—	4,582,122
DWS Core Equity Fund	14,602,788	4,500,271	2,125,000	(220,524)	308,473	—	19,896,696
DWS Core Fixed Income Fund	24,700,476	4,017,111	8,475,000	(676,646)	647,753	—	19,255,841
DWS Diversified Market Neutral Fund	3,325,857	30,000	1,640,000	12,641	—	—	1,760,386
DWS EAFE Equity Index Fund	6,243,742	8,850,200	500,000	(20,000)	355,200	—	15,976,072
DWS Emerging Markets Equity Fund	5,201,869	891,580	860,000	(64,359)	91,580	—	5,185,471
DWS Enhanced Commodity Strategy Fund	2,015,240	249,391	235,000	(78,645)	44,391	—	1,809,383
DWS Enhanced Emerging Markets Fixed Income Fund	1,988,405	175,143	320,000	5,753	70,143	—	1,732,292
DWS Enhanced Global Bond Fund	7,684,836	12,025,251	15,511,766	(745,978)	287,207	253,044	3,540,062
DWS Equity 500 Index Fund	26,849,646	6,339,802	5,690,000	286,324	684,801	—	32,219,540
DWS Equity Dividend Fund	8,818,686	171,657	9,604,621	1,367,796	171,657	—	—
DWS Floating Rate Fund	—	2,071,018	285,000	1,334	66,018	—	1,793,006
DWS Global Equity Fund	7,074,985	170,766	3,545,000	165,146	170,766	—	4,437,427
DWS Global Growth Fund	3,139,313	35,977	1,895,000	(430,094)	35,977	—	1,714,980
DWS Global High Income Fund	1,010,802	1,116,431	320,000	2,319	120,252	1,543	1,801,017
DWS Global Inflation Fund	3,290,486	3,408,513	360,000	(1,265)	31,861	56,652	5,688,144
DWS Global Small Cap Growth Fund	2,057,537	84,792	2,292,961	216,999	2,402	82,390	—
DWS High Income Fund	4,860,633	195,888	2,840,000	84,142	190,335	5,553	2,257,390
DWS International Fund	2,015,021	72,156	355,000	(22,773)	72,156	—	1,983,163
DWS Large Cap Focus Growth Fund	2,083,947	5,231	1,570,000	332,837	5,231	—	611,440
DWS Large Cap Value Fund	3,355,410	51,309	1,530,000	96,782	51,309	—	2,219,378
DWS Mid Cap Value Fund	1,870,322	—	1,916,124	128,829	—	—	—
DWS RREEF Real Estate Securities Fund	1,911,110	7,681	1,872,035	275,267	7,681	—	—
DWS Short Duration Fund	—	4,963,158	—	—	11,159	—	4,947,064
DWS Small Cap Core Fund	610,504	5,804,158	580,000	17,488	34,158	—	6,943,154
DWS Small Cap Growth Fund	3,539,647	—	3,697,710	856,956	—	—	—
DWS Small Cap Value Fund	4,451,274	69,893	4,761,489	557,344	29,214	40,679	—
DWS Technology Fund	4,549,188	—	3,510,000	811,523	—	—	982,509
DWS U.S. Bond Index Fund	25,641,478	4,513,281	6,230,000	(82,231)	646,198	436,981	22,204,079
Central Cash Management Fund	235,298	30,222,402	24,365,351	—	1,494	—	6,092,349
Total	181,377,909	90,630,121	112,104,467	3,596,724	4,224,477	876,842	169,632,965

DWS LifeCompass 2030 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2013
DWS Capital Growth Fund	5,538,684	88,059	3,370,205	667,095	63,059	—	2,914,689
DWS Core Equity Fund	5,415,912	2,563,596	475,000	23,791	113,772	—	8,561,845
DWS Core Fixed Income Fund	2,956,334	3,228,484	1,275,500	(26,930)	134,158	—	4,678,161
DWS Diversified Market Neutral Fund	992,527	75,000	440,000	3,037	—	—	640,313
DWS EAFE Equity Index Fund	2,667,394	4,489,880	—	—	159,881	—	7,793,736
DWS Emerging Markets Equity Fund	2,130,250	382,739	280,000	(30,263)	37,739	—	2,205,302
DWS Enhanced Commodity Strategy Fund	661,343	150,164	75,000	(23,891)	15,164	—	659,130
DWS Enhanced Emerging Markets Fixed Income Fund	336,902	23,155	372,374	35,444	3,155	—	—
DWS Enhanced Global Bond Fund	3,764,523	2,341,885	5,305,335	(92,573)	63,563	58,322	710,286
DWS Equity 500 Index Fund	11,904,011	3,942,692	2,740,000	166,712	322,692	—	15,359,958
DWS Equity Dividend Fund	4,149,885	79,104	4,513,284	1,150,971	79,104	—	—
DWS Global Equity Fund	2,948,172	73,662	1,980,000	109,378	73,662	—	1,350,954
DWS Global Growth Fund	818,690	9,136	912,028	78,253	9,136	—	—
DWS Global Inflation Fund	—	810,115	85,000	(2,976)	3,769	11,346	634,755
DWS Global Small Cap Growth Fund	660,499	48,519	753,675	124,602	950	32,569	—
DWS High Income Fund	829,903	458,098	305,000	2,904	66,076	2,022	984,122
DWS International Fund	1,024,951	90,541	470,000	(24,337)	25,541	—	753,810
DWS Large Cap Value Fund	1,477,289	609,609	445,000	9,393	34,609	—	1,867,876
DWS Mid Cap Value Fund	677,923	—	694,415	58,595	—	—	—
DWS RREEF Global Real Estate Securities Fund	—	745,566	40,000	10	45,566	—	677,506
DWS RREEF Real Estate Securities Fund	665,900	2,823	650,477	177,804	2,823	—	—
DWS Short Duration Fund	—	996,240	—	—	2,240	—	993,009
DWS Small Cap Core Fund	513,309	2,354,881	320,000	19,414	19,881	—	3,144,241
DWS Small Cap Growth Fund	1,469,236	—	1,513,545	369,525	—	—	—
DWS Small Cap Value Fund	1,901,757	22,948	2,011,014	249,116	10,324	12,624	—
DWS Technology Fund	1,465,584	—	975,000	278,636	—	—	475,797
DWS U.S. Bond Index Fund	3,296,503	3,049,606	952,501	(33,299)	131,351	87,853	5,025,530
DWS World Dividend Fund	734,184	399,066	—	—	34,066	—	1,255,322
Central Cash Management Fund	833,112	15,599,894	14,811,801	—	816	—	1,621,205
Total	59,834,777	42,635,462	45,766,154	3,290,411	1,453,097	204,736	62,307,547

DWS LifeCompass 2040 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2013
DWS Capital Growth Fund	3,571,780	177,282	2,360,406	428,381	42,282	—	1,816,886
DWS Core Equity Fund	3,649,106	859,404	930,000	120,210	74,008	—	4,270,118
DWS Core Fixed Income Fund	485,552	1,430,965	1,332,000	(31,243)	30,967	—	531,045
DWS Diversified Market Neutral Fund	578,434	70,000	340,000	3,100	—	—	316,201
DWS EAFE Equity Index Fund	2,170,081	2,931,809	1,305,000	3,776	131,809	—	4,265,093
DWS Emerging Markets Equity Fund	1,628,991	373,667	545,000	(43,709)	28,667	—	1,452,842
DWS Enhanced Commodity Strategy Fund	388,026	123,676	145,000	(37,918)	8,676	—	322,086
DWS Enhanced Emerging Markets Fixed Income Fund	195,798	6,826	209,573	19,780	1,826	—	—
DWS Enhanced Global Bond Fund	572,022	1,136,765	1,443,920	(33,213)	16,285	15,480	220,825
DWS Equity 500 Index Fund	7,614,920	3,443,207	5,005,000	331,311	188,207	—	7,372,518
DWS Equity Dividend Fund	3,009,328	55,431	3,245,067	791,189	55,431	—	—
DWS Global Equity Fund	2,318,451	54,445	1,895,000	142,726	54,445	—	704,877
DWS Global Growth Fund	694,120	5,411	540,000	36,472	5,411	—	229,811
DWS Global Inflation Fund	—	508,708	145,000	(7,539)	2,015	6,693	314,918
DWS Global Small Cap Growth Fund	378,252	34,859	437,691	69,374	421	14,438	—
DWS High Income Fund	390,864	279,847	345,000	4,836	24,047	800	326,753
DWS International Fund	894,048	85,093	540,000	11,874	30,093	—	529,652
DWS Large Cap Value Fund	943,049	623,667	330,000	39,340	23,667	—	1,385,513
DWS Mid Cap Value Fund	374,185	—	383,174	41,083	—	—	—
DWS RREEF Global Real Estate Securities Fund	—	15,000	15,329	329	—	—	—
DWS RREEF Real Estate Securities Fund	401,416	1,702	392,045	137,692	1,702	—	—
DWS Short Duration Fund	—	309,696	—	—	696	—	308,692
DWS Small Cap Core Fund	408,418	1,558,728	450,000	29,503	13,728	—	1,901,226
DWS Small Cap Growth Fund	933,108	—	959,952	210,884	—	—	—
DWS Small Cap Value Fund	1,200,907	13,501	1,269,927	161,063	6,074	7,427	—
DWS Technology Fund	954,909	—	710,000	201,461	—	—	228,393
DWS U.S. Bond Index Fund	825,998	1,136,974	740,000	(16,407)	31,580	20,354	1,136,140
DWS World Dividend Fund	375,996	990,838	315,000	14,027	30,838	—	1,179,151
Central Cash Management Fund	798,059	12,572,672	11,643,332	—	639	—	1,727,399
Total	35,755,818	28,800,173	37,972,416	2,628,382	803,514	65,192	30,540,139

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Target Date Series and the Shareholders of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively (the five funds constituting DWS Target Date Series) (the "Trust"), at August 31, 2013 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.
Boston, Massachusetts October 23, 2013	PricewaterhouseCoopers LLP

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2013 to August 31, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,002.40	$997.90	$997.90	$1,002.80
Expenses Paid per $1,000*	$2.32	$6.09	$6.09	$1.06
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,022.89	$1,019.11	$1,019.11	$1,024.15
Expenses Paid per $1,000*	$2.35	$6.16	$6.16	$1.07

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,013.50	$1,008.90	$1,009.80	$1,014.80
Expenses Paid per $1,000*	$2.33	$6.13	$6.13	$1.07
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,022.89	$1,019.11	$1,019.11	$1,024.15
Expenses Paid per $1,000*	$2.35	$6.16	$6.16	$1.07

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,022.10	$1,018.60	$1,018.60	$1,023.50
Expenses Paid per $1,000*	$2.34	$6.16	$6.16	$1.07
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,022.89	$1,019.11	$1,019.11	$1,024.15
Expenses Paid per $1,000*	$2.35	$6.16	$6.16	$1.07

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,040.00	$1,037.10	$1,037.10	$1,043.00
Expenses Paid per $1,000*	$2.37	$6.21	$6.21	$1.08
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,022.89	$1,019.11	$1,019.11	$1,024.15
Expenses Paid per $1,000*	$2.35	$6.16	$6.16	$1.07

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,051.40	$1,048.10	$1,052.50
Expenses Paid per $1,000*	$2.38	$6.25	$1.09
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/13	$1,022.89	$1,019.11	$1,024.15
Expenses Paid per $1,000*	$2.35	$6.16	$1.07

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.46%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

DWS LifeCompass 2040 Fund paid distributions of $0.06 per share from net long-term capital gains during its year ended August 31, 2013, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $672,000 and $2,943,000, respectively, as capital gain dividends for its year ended August 31, 2013, of which 100% represents 15% rate gains.

For corporate shareholders, 100%, 100%, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2013, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $2,293,000, $3,418,000, $5,078,000, $1,742,000 and $961,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013,9 and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013,9 and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003- present); Portland General Electric2 (utility company) (2003- present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Chairman of the Board of Trustees, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	103	—
Paul K. Freeman (1950) Board Member since 1993, and Chairperson (2009-Jan. 8, 2013)	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-2012)	103	Director, Becton Dickinson and Company2 (medical technology company) (2012- present); Director, CardioNet, Inc.2 (health care) (2009- present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	103	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	—

Interested Board Member and Officer4
Name, Year of Birth, Position with the Fund and Length of Time Served1,6	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Michael J. Woods5 (1967) Board Member since 2013,9 and Executive Vice President since 20139
Managing Director,3 Deutsche Asset & Wealth Management (2009-present); Head of the Americas Asset Management Business for Deutsche Bank, Member of the Asset and Wealth Management ("AWM") Extended Executive Committee, AWM Global Client Group Executive Committee and the AWM Active Asset Management Executive Committee; CEO and US Regional Head of DWS Investments; formerly: Sr. VP, Head of the Financial Intermediaries and Investments Group of Evergreen Investments (2007-2009), CEO and Vice Chairman of Board of Directors of XTF Global Asset Management (2006-2007), Managing Director — US Head of Sub-Advisory and Investment Only Business at Citigroup Asset Management (2000-2006). Mr. Woods is currently a board member of The Children's Village, The Big Brothers Big Sisters Organization, and The Mutual Fund Education Alliance.
		38	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served6	Business Experience and Directorships During the Past Five Years
Robert Kendall9,10 (1974) President, 2013-present
Managing Director,3 Deutsche Asset & Wealth Management (2009-present); Head of Retail Distribution, Americas for Deutsche Asset & Wealth Management; formerly: Head of National Sales and Key Account Management at Van Kampen Investments (1997-1999) and Morgan Stanley Asset Management (1999-2009)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert7 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow7 (1970) Vice President, 2012-present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan8 (1974) Assistant Secretary, since 2013	Vice President, Deutsche Asset & Wealth Management
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
John Caruso7 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby7 (1962) Chief Compliance Officer, 2006-present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The mailing address of Mr. Woods is 60 Wall Street, New York, New York 10005. Mr. Woods is an interested Board Member by virtue of his positions with Deutsche Asset & Wealth Management. As an interested person, Mr. Woods receives no compensation from the fund. Mr. Woods is a board member of the following trusts and corporations: Cash Account Trust, DWS Market Trust, DWS Money Funds, DWS State Tax-Free Income Series, DWS Target Fund, DWS Value Series, Inc., DWS Variable Series II, Investors Cash Trust, Tax-Exempt California Money Market Fund, DWS Global High Income Fund, Inc., DWS High Income Opportunities Fund, Inc., DWS High Income Trust, DWS Multi-Market Income Trust, DWS Municipal Income Trust, DWS Strategic Income Trust and DWS Strategic Municipal Income Trust.

6 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

7 Address: 60 Wall Street, New York, NY 10005.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 222 South Riverside Plaza, Chicago, IL 60606.

10 Effective as of October 3, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class C	Class S
Nasdaq Symbol	TGTAX	TGTCX	TGTSX
CUSIP Number	23337A 764	23337A 756	23337A 749
Fund Number	457	757	2057

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTDS-2
(R-023996-3 10/13)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS LIFECOMPASS RETIREMENT FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$39,147	$0	$0	$0
2012	$39,115	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2015 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$39,147	$0	$0	$0
2012	$39,115	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
DWS LIFECOMPASS 2020 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$39,147	$0	$0	$0
2012	$39,115	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2030 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$39,147	$0	$0	$0
2012	$39,115	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2040 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$39,147	$0	$0	$0
2012	$39,115	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/ Robert Kendall Robert Kendall President

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Kendall Robert Kendall President

Date:	October 30, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 30, 2013